Condensed Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net loss attributable to Chanticleer Holdings, Inc.	$ (3,884,741)	$ (1,237,875)	$ (8,974,612)	$ (4,595,769)	$ (6,854,420)	$ (6,794,771)
Foreign currency translation gain (loss)	(159,759)	(30,718)	(189,754)	794,223	732,786	220,757
Total other comprehensive income					732,786	220,757
Comprehensive loss	$ (4,044,500)	$ (1,268,593)	$ (9,164,366)	$ (3,801,546)	$ (6,121,634)	$ (6,574,014)